Derivative Financial Instruments - Summary of Short-term Derivative Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ 948	$ 544
Other Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	1,092	662
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Brazilian Real/Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	3,715,176	22,436,774
Derivative financial instruments	(30)	122
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Argentinean Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	3,400,000	6,600,000
Derivative financial instruments	7	(6)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Egyptian Pound
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	20,865,500	12,979,395
Derivative financial instruments	1,479	1,002
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Moroccan Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	6,263,269	159,000
Derivative financial instruments	(240)	(12)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Nigerian naira
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		8,863,831
Derivative financial instruments		(15)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	2,397,451	5,920,282
Derivative financial instruments	(7)	2
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	8,127,767	5,176,642
Derivative financial instruments	(230)	(235)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Peruvian Sol
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	1,200,000
Derivative financial instruments	(67)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Vietnamese Dong
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,054,096
Derivative financial instruments	(32)
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Brazilian Real/Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		(959,141)
Derivative financial instruments		(15)
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Moroccan Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(3,274,071)
Derivative financial instruments	(28)
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(950,435)	(566,948)
Derivative financial instruments	(1)	1
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(2,344,571)	(2,626,458)
Derivative financial instruments	12	(11)
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Peruvian Sol
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(1,251,563)
Derivative financial instruments	62
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy EUR | Moroccan Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	1,490,406	6,834,496
Derivative financial instruments	(51)	31
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy EUR | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	29,113,656
Derivative financial instruments	480
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell Eur | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(6,323,275)
Derivative financial instruments	(40)
Other Derivative Financial Instruments | Delivery Forwards | Buy USD | Chilean Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	19,873,706	18,750,385
Derivative financial instruments	(174)	(250)
Other Derivative Financial Instruments | Delivery Forwards | Buy USD | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	2,552,177	2,240,602
Derivative financial instruments	$ (48)	$ 48